Income Taxes (Details) - Schedule of Change in Valuation Allowance for Deferred Tax Assets ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Change in Valuation Allowance for Deferred Tax Assets [Abstract]
Opening valuation allowance		₨ 2,281	$ 27.8	₨ 1,088
Movement during the Year	[1]	174	2.1	1,193
Closing valuation allowance		₨ 2,455	$ 29.9	₨ 2,281

[1]	For financial year 2022 and 2023, The movement also includes INR 843 million and INR 843 million (US$10.3 million) respectively relating to capital loss on rooftop and other asset classified as held for sale. The movement for financial year 2022 and 2023 also includes INR 125 million and reversal of INR Nil million respectively relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.